Note 11 - Other Operating Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
NOTE
11
- OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended
December 31, 2019,
2018
and
2017
:

	(in thousands)
	2019	2018	2017
Data processing	$1,478	$1,318	$1,164
Professional fees	1,001	817	1,471
Ohio Financial Institution tax	552	505	523
Advertising	1,802	1,786	1,062
ATM processing and other fees	764	663	611
Amortization of core deposit intangible assets	159	173	133
Postage	69	50	43
Stationery and supplies	164	179	178
FDIC assessment	79	264	185
Loan closing fees	1,354	921	421
Other real estate owned	3	12	36
Deposit losses	52	63	72
Other	1,801	1,627	1,524
Total other operating expenses	$9,278	$8,378	$7,423

Other operating expenses included
$1,271,000
 in
2017
relating to the acquisition described in Note
3.